Prospectus SI Class [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Prospectus-SI Class | Payden Emerging Markets Corporate Bond Fund | Payden Emerging Markets Corporate Bond Fund (SI Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0